Basis of Presentation and General Information - Schedule of Subsidiaries (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2018 USD ($) shares	Dec. 31, 2022 EUR (€) item subsidiary
Class of Stock [Line Items]
Number of subsidiaries | item		64
Cumulative redeemable perpetual preferred equity | $	$ 16,875
Safe Bulker Participations
Class of Stock [Line Items]
Number of subsidiaries | subsidiary		4
Safe Bulker Participations | Unsecured Euro bond, 100 million
Class of Stock [Line Items]
Debt instrument, face amount | €		€ 100,000,000
Series A preferred stock | Private placement
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	100